MEMBERS' EQUITY - Additional Information (Detail) $ in Millions	1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jan. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Investment shares	Dec. 31, 2019 USD ($) Investment shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Mar. 31, 2021 shares	Jan. 01, 2019 USD ($)
Number of investment units issued | Investment							100	100
Profit units issued | shares					314,123,415		314,123,415	312,786,595				313,827,410
Payment of a distribution to non controlling interest						$ 195.2
Retained distribution amount						$ 135.0
Equity buyback [Member]
Profit units issued | shares										103,551,945
Cumulative distribution annual rate										$ 149.0
Silver Lake [Member]
Common units issued | shares					17,119,727	8,766,738	17,119,727
Proceeds from issuance of common units						$ 26.5	$ 47.7
Silver Lake [Member] | Convertible Promissory Note [Member]
Proceeds from issuance of convertible promissory note						15.9	15.9
Zuffa [Member]
Payment of a distribution to non controlling interest	$ 300.0					195.2	$ 300.0
Authorized distribution amount						201.9
Deferred distribution amount						$ 6.7
Common Class A [Member]
Common units issued | shares					2,149,218,614		2,149,218,614	2,149,898,092				2,149,218,614
Gain (loss)on repurchase of common units								$ 5.0
Common Class A [Member] | Investor [Member]
Repurchased and cancelled common units | shares			160,151,081
Repurchased and cancelled common units, value			$ 475.0	$ 319.6
Repurchased and cancelled shares | shares				127,978,520
Common Class A [Member] | Cash and Investments [Member]
Common units issued | shares								160,151,081	170,160,524
Proceeds from issuance of common units								$ 470.0	$ 425.0
Equity issuance cost									12.3
Common Class A [Member] | Silver Lake [Member]
Common units issued | shares					24,094,971	8,766,738	24,094,971
Common Class A [Member] | Silver Lake [Member] | Convertible Promissory Note [Member]
Common units issued | shares					6,975,244		6,975,244
Payment of a distribution to non controlling interest					$ 300.0
Retained distribution amount					$ 202.6
Preferred Class P Units [Member] | Zuffa [Member]
Payment of a distribution to non controlling interest											$ 360.0
Cumulative distribution annual rate											13.00%
Aggregate consideration		$ 537.7
Incremental first lien term loans		465.0
Cash on hand		77.7
Financing costs		$ 5.0
Cumulative preferred return									$ 57.5				$ 45.7
Preferred Class P Units [Member] | Zuffa [Member] | Third Anniversary [Member]
Debt instrument redemption premium variable rate											105.00%
Preferred Class P Units [Member] | Zuffa [Member] | Forth Anniversary [Member]
Debt instrument redemption premium variable rate											102.50%
Preferred Class P Units [Member] | Zuffa [Member] | Fifth Anniversary [Member]
Debt instrument redemption premium variable rate											100.00%